UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-09235
                                                    -----------

                       First Defined Portfolio Fund, LLC
          -----------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          -----------------------------------------------------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000
                                                           --------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2011
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.4%

                 AEROSPACE & DEFENSE - 1.2%
          2,165  GeoEye, Inc. (b).............................  $        61,378
          3,623  Northrop Grumman Corp. ......................          188,975
                                                                ----------------
                                                                        250,353
                                                                ----------------

                 AIR FREIGHT & LOGISTICS - 0.1%
          1,758  Park-Ohio Holdings Corp. (b).................           21,114
                                                                ----------------

                 AIRLINES - 0.2%
          5,782  US Airways Group, Inc. (b)...................           31,801
                                                                ----------------

                 AUTO COMPONENTS - 1.7%
          3,209  Autoliv, Inc. ...............................          155,637
          2,202  Tenneco, Inc. (b)............................           56,393
          4,356  TRW Automotive Holdings Corp. (b)............          142,572
                                                                ----------------
                                                                        354,602
                                                                ----------------

                 AUTOMOBILES - 2.6%
         55,741  Ford Motor Co. (b)...........................          539,015
                                                                ----------------

                 BIOTECHNOLOGY - 1.4%
          3,112  Biogen Idec, Inc. (b)........................          289,883
                                                                ----------------

                 CHEMICALS - 0.6%
          2,095  Innophos Holdings, Inc. .....................           83,528
            303  PPG Industries, Inc. ........................           21,410
            201  Sherwin-Williams (The) Co. ..................           14,938
                                                                ----------------
                                                                        119,876
                                                                ----------------

                 COMMERCIAL BANKS - 3.0%
         19,536  Banco Bilbao Vizcaya Argentaria S.A., ADR ...          158,828
         18,592  Banco Santander S.A., ADR ...................          149,480
          3,316  Bank of The Ozarks, Inc. ....................           69,404
          3,264  Community Bank System, Inc. .................           74,060
         11,237  F.N.B. Corp. ................................           96,301
         12,773  Susquehanna Bancshares, Inc. ................           69,868
                                                                ----------------
                                                                        617,941
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 0.8%
          2,991  Finisar Corp. (b)............................           52,462
          3,517  NetGear, Inc. (b)............................           91,055
          4,820  Oclaro, Inc. (b).............................           17,545
                                                                ----------------
                                                                        161,062
                                                                ----------------

                 COMPUTERS & PERIPHERALS - 6.0%
          2,868  Apple, Inc. (b)..............................        1,093,224
          3,384  SanDisk Corp. (b)............................          136,545
                                                                ----------------
                                                                      1,229,769
                                                                ----------------

                 CONSUMER FINANCE - 1.1%
          4,550  EZCORP, Inc. (b).............................          129,857


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 CONSUMER FINANCE - (Continued)
          1,551  World Acceptance Corp. (b)...................  $        86,778
                                                                ----------------
                                                                        216,635
                                                                ----------------

                 CONTAINERS & PACKAGING - 0.2%
          8,290  Boise, Inc. .................................           42,859
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.5%
          1,675  Portfolio Recovery Associates, Inc. (b)......          104,218
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 7.0%
         25,478  AT&T, Inc. ..................................          726,633
         15,377  Deutsche Telekom AG, ADR ....................          180,372
          9,363  France Telecom S.A., ADR ....................          153,272
          2,816  General Communication, Inc. (b)..............           23,091
         13,414  Koninklijke Kpn N.V., ADR ...................          176,663
          8,643  Telefonica S.A., ADR ........................          165,254
                                                                ----------------
                                                                      1,425,285
                                                                ----------------

                 ELECTRIC UTILITIES - 3.4%
          6,491  E.ON AG, ADR ................................          140,919
         39,305  Enel SpA, ADR ...............................          173,728
          6,401  Iberdrola S.A., ADR .........................          170,843
         10,099  Scottish & Southern Energy PLC, ADR (b) .....          203,293
                                                                ----------------
                                                                        688,783
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.5%
          1,665  DTS, Inc. (b)................................           41,342
          3,594  Power-One, Inc. (b)..........................           16,173
          5,511  Vishay Intertechnology, Inc. (b).............           46,072
                                                                ----------------
                                                                        103,587
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 0.5%
            280  FMC Technologies, Inc. (b)...................           10,528
          5,433  RPC, Inc. ...................................           88,667
                                                                ----------------
                                                                         99,195
                                                                ----------------

                 FOOD PRODUCTS - 1.1%
          2,143  Diamond Foods, Inc. .........................          170,990
            709  Mead Johnson Nutrition Co. ..................           48,800
                                                                ----------------
                                                                        219,790
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 1.3%
          1,218  C.R. Bard, Inc. .............................          106,624
          2,727  Cyberonics, Inc. (b).........................           77,174
          1,576  Varian Medical Systems, Inc. (b).............           82,204
                                                                ----------------
                                                                        266,002
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.7%
          1,217  Air Methods Corp. (b)........................           77,486
          3,223  Hanger Orthopedic Group, Inc. (b)............           60,883
                                                                ----------------
                                                                        138,369
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 HOTELS, RESTAURANTS & LEISURE - 4.6%
          9,700  McDonald's Corp. ............................  $       851,854
          6,944  Texas Roadhouse, Inc. .......................           91,800
                                                                ----------------
                                                                        943,654
                                                                ----------------

                 INSURANCE - 3.6%
          1,753  ACE Ltd. ....................................          106,232
          5,364  Berkshire Hathaway, Inc. (b).................          381,059
          1,577  Chubb Corp. .................................           94,604
          7,593  Zurich Financial Services AG, ADR ...........          159,377
                                                                ----------------
                                                                        741,272
                                                                ----------------

                 INTERNET & CATALOG RETAIL - 3.0%
          8,111  Liberty Media Corp. - Interactive, Class A
                    (b).......................................          119,800
          1,575  Netflix, Inc. (b)............................          178,227
            701  priceline.com, Inc. (b)......................          315,071
                                                                ----------------
                                                                        613,098
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 5.3%
          3,797  Baidu, Inc., ADR (b).........................          405,937
         18,665  eBay, Inc. (b)...............................          550,431
          4,468  j2 Global Communications, Inc. ..............          120,189
                                                                ----------------
                                                                      1,076,557
                                                                ----------------

                 IT SERVICES - 6.8%
          4,135  Cardtronics, Inc. (b)........................           94,774
          4,288  Cognizant Technology Solutions Corp.,
                    Class A (b)...............................          268,858
          5,097  International Business Machines Corp. .......          892,128
          2,432  Teradata Corp. (b)...........................          130,185
                                                                ----------------
                                                                      1,385,945
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.2%
          1,822  Sturm Ruger & Co, Inc. ......................           47,336
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.5%
          5,701  PAREXEL International Corp. (b)..............          107,920
                                                                ----------------

                 MACHINERY - 2.3%
          1,483  Joy Global, Inc. ............................           92,510
          3,084  NN, Inc. (b).................................           15,574
          1,440  Pall Corp. ..................................           61,056
         19,250  Tata Motors Ltd., ADR .......................          296,065
                                                                ----------------
                                                                        465,205
                                                                ----------------

                 MEDIA - 1.1%
          2,641  Arbitron, Inc. ..............................           87,364
          1,796  Valassis Communications, Inc. (b)............           33,657
          4,530  Virgin Media, Inc. ..........................          110,306
                                                                ----------------
                                                                        231,327
                                                                ----------------

                 METALS & MINING - 0.3%
          1,743  Freeport-McMoRan Copper & Gold, Inc. ........           53,074
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 MULTI-UTILITIES - 2.4%
          5,422  GDF Suez S.A., ADR ..........................  $       162,335
          4,415  National Grid PLC, ADR ......................          218,984
          2,975  RWE AG, ADR .................................          109,539
                                                                ----------------
                                                                        490,858
                                                                ----------------

                 MULTILINE RETAIL - 1.6%
          2,112  Dillard's, Inc. .............................           91,830
          1,781  Dollar Tree, Inc. (b)........................          133,771
          1,913  Family Dollar Stores, Inc. ..................           97,295
                                                                ----------------
                                                                        322,896
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 3.8%
          4,497  Eni S.p.A., ADR .............................          157,979
          6,027  Exxon Mobil Corp. ...........................          437,741
            159  Newfield Exploration Co. (b).................            6,311
          3,662  Total S.A., ADR .............................          160,652
         11,321  USEC, Inc. (b)...............................           18,227
                                                                ----------------
                                                                        780,910
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 0.3%
          4,506  Kapstone Paper and Packaging Corp. (b).......           62,588
                                                                ----------------

                 PHARMACEUTICALS - 2.5%
          4,255  Astrazeneca PLC, ADR ........................          188,751
          5,003  GlaxoSmithKline PLC, ADR ....................          206,574
          6,257  Impax Laboratories, Inc. (b).................          112,063
                                                                ----------------
                                                                        507,388
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.6%
          4,475  Altera Corp. ................................          141,097
         16,956  Atmel Corp. (b)..............................          136,835
          4,545  Fairchild Semiconductor International, Inc.
                    (b).......................................           49,086
         14,053  GT Advanced Technologies, Inc. (b) ..........           98,652
          1,765  LAM Research Corp. (b).......................           67,035
         10,195  RF Micro Devices, Inc. (b)...................           64,636
         16,893  Texas Instruments, Inc. .....................          450,199
          5,817  TriQuint Semiconductor, Inc. (b).............           29,201
          3,762  Xilinx, Inc. ................................          103,229
                                                                ----------------
                                                                      1,139,970
                                                                ----------------

                 SOFTWARE - 4.9%
          3,211  ACI Worldwide, Inc. (b)......................           88,431
         26,699  Microsoft Corp. .............................          664,538
          4,028  NetScout Systems, Inc. (b)...................           46,000
          3,355  Smith Micro Software, Inc. (b)...............            5,099
          3,556  Synchronoss Technologies, Inc. (b)...........           88,580
          2,451  Ultimate Software Group, Inc. (b)............          114,511
                                                                ----------------
                                                                      1,007,159
                                                                ----------------

                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 SPECIALTY RETAIL - 7.8%
            665  AutoZone, Inc. (b)...........................   $      212,261
          2,512  Childrens Place Retail Stores (The), Inc. (b)          116,883
          2,715  Hibbett Sports, Inc. (b).....................           92,011
         21,404  Home Depot (The), Inc. ......................          703,550
          2,931  Monro Muffler Brake, Inc. ...................           96,635
          3,516  Pier 1 Imports, Inc. (b).....................           34,387
          1,699  Ross Stores, Inc. ...........................          133,694
          6,539  Sally Beauty Holdings, Inc. (b)..............          108,548
          2,725  Vitamin Shoppe, Inc. (b).....................          102,024
                                                                ----------------
                                                                      1,599,993
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 2.7%
          1,436  Deckers Outdoor Corp. (b)....................          133,921
          2,419  Fossil, Inc. (b).............................          196,084
          1,874  G-III Apparel Group Ltd. (b).................           42,840
          2,290  Maidenform Brands, Inc. (b)..................           53,609
          4,091  Steven Madden Ltd. (b).......................          123,139
                                                                ----------------
                                                                        549,593
                                                                ----------------

                 TOBACCO - 2.2%
            513  Lorillard, Inc. .............................           56,789
          6,224  Philip Morris International, Inc. ...........          388,253
                                                                ----------------
                                                                        445,042
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 0.8%
          2,221  United Rentals, Inc. (b).....................           37,401
            859  W.W. Grainger, Inc. .........................          128,455
                                                                ----------------
                                                                        165,856
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.2%
         13,119  MetroPCS Communications, Inc. (b)............          114,266
          1,565  Millicom International Cellular S.A. ........          155,092
          7,467  Vodafone Group PLC, ADR .....................          191,529
                                                                ----------------
                                                                        460,887
                                                                ----------------

                 TOTAL INVESTMENTS - 98.4% ...................       20,118,667
                 (Cost $21,815,386) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% .....          322,915
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    20,441,582
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,566,970 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,263,689.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

TARGET MANAGED VIP PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):



                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    20,118,667  $    20,118,667  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.7%

                 COMPUTERS & PERIPHERALS - 5.6%
         10,713  Hewlett-Packard Co. .........................   $      240,507
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 21.0%
         15,470  AT&T, Inc. ..................................          441,204
         12,745  Verizon Communications, Inc. ................          469,016
                                                                ----------------
                                                                        910,220
                                                                ----------------

                 FOOD & STAPLES RETAILING - 10.0%
          8,385  Wal-Mart Stores, Inc. .......................          435,181
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 11.9%
          5,889  McDonald's Corp. ............................          517,172
                                                                ----------------

                 HOUSEHOLD PRODUCTS - 10.3%
          7,040  Procter & Gamble (The) Co. ..................          444,787
                                                                ----------------

                 INSURANCE - 9.2%
          8,157  Travelers (The) Cos., Inc. ..................          397,491
                                                                ----------------

                 IT SERVICES - 12.5%
          3,094  International Business Machines Corp. .......          541,543
                                                                ----------------

                 SOFTWARE - 9.3%
         16,209  Microsoft Corp. .............................          403,442
                                                                ----------------

                 SPECIALTY RETAIL - 9.9%
         12,996  Home Depot (The), Inc. ......................          427,179
                                                                ----------------
                 TOTAL INVESTMENTS - 99.7% ...................        4,317,522
                 (Cost $4,399,772) (b)

                 NET OTHER ASSETS AND LIABILITIES - 0.3% .....           11,832
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     4,329,354
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $270,971 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $353,221.




                See Notes to Quarterly Portfolio of Investments

THE DOW(R) DART 10 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):



                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,317,522  $     4,317,522  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 97.6%

                 AEROSPACE & DEFENSE - 4.4%
         13,357  Northrop Grumman Corp. ......................  $       696,701
                                                                ----------------

                 BUILDING PRODUCTS - 3.0%
         68,184  Masco Corp. .................................          485,470
                                                                ----------------

                 COMMERCIAL BANKS - 4.6%
         86,403  F.N.B. Corp. ................................          740,474
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 4.5%
         50,680  R.R. Donnelley & Sons Co. ...................          715,602
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 9.1%
         29,568  AT&T, Inc. ..................................          843,279
         18,738  Centurylink, Inc. ...........................          620,603
                                                                ----------------
                                                                      1,463,882
                                                                ----------------

                 ELECTRIC UTILITIES - 21.9%
         27,919  Cleco Corp. .................................          953,155
         22,370  Edison International ........................          855,652
         12,193  Entergy Corp. ...............................          808,274
         20,782  Pinnacle West Capital Corp. .................          892,379
                                                                ----------------
                                                                      3,509,460
                                                                ----------------

                 HOUSEHOLD DURABLES - 4.6%
         37,548  Leggett & Platt, Inc. .......................          743,075
                                                                ----------------

                 INSURANCE - 8.5%
         27,158  Allstate Corp. ..............................          643,373
         27,107  Cincinnati Financial Corp. ..................          713,727
                                                                ----------------
                                                                      1,357,100
                                                                ----------------

                 MULTI-UTILITIES - 23.0%
         23,518  Alliant Energy Corp. ........................          909,676
         28,545  Black Hills Corp. ...........................          874,619
         17,675  Integrys Energy Group, Inc. .................          859,359
         49,156  NiSource, Inc. ..............................        1,050,955
                                                                ----------------
                                                                      3,694,609
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 5.5%
          9,485  Chevron Corp. ...............................          877,552
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 5.0%
         32,901  MeadWestvaco Corp. ..........................          808,048
                                                                ----------------

                 THRIFTS & MORTGAGE FINANCE - 3.5%
         60,986  First Niagara Financial Group, Inc. .........          558,022
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

THE DOW(R) TARGET DIVIDEND PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


                                  DESCRIPTION                        VALUE
                 ---------------------------------------------  ----------------

                 TOTAL INVESTMENTS - 97.6% ...................       15,649,995
                 (Cost $16,906,635) (b)

                 NET OTHER ASSETS AND LIABILITIES - 2.4% .....          384,079
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    16,034,074
                                                                ================
--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $518,760 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,775,400.


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $    15,649,995  $  15,649,995    $           --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.6%

                 CHINA - 17.8%
      3,565,000  Bank of China Ltd. (b).......................  $     1,102,379
      2,555,000  Industrial & Commercial Bank of China Ltd.
                    (b).......................................        1,233,789
      1,452,000  PetroChina Co., Ltd., Class H (b)............        1,758,808
                                                                ----------------
                                                                      4,094,976
                                                                ----------------

                 HONG KONG - 7.2%
        554,000  BOC Hong Kong Holdings Ltd. (b)..............        1,171,336
        397,000  Esprit Holdings Ltd. (b).....................          480,805
                                                                ----------------
                                                                      1,652,141
                                                                ----------------

                 UNITED KINGDOM - 33.0%
        351,958  BAE Systems PLC (b)..........................        1,453,650
        640,270  BT Group PLC (b).............................        1,716,137
        395,247  Man Group PLC (b)............................        1,022,416
        927,511  RSA Insurance Group PLC (b)..................        1,596,211
        700,372  Vodafone Group PLC (b).......................        1,805,063
                                                                ----------------
                                                                      7,593,477
                                                                ----------------

                 UNITED STATES - 40.6%
         62,538  AT&T, Inc. ..................................        1,783,584
         87,535  Intel Corp. .................................        1,867,121
         58,080  Kraft Foods, Inc., Class A ..................        1,950,326
        104,148  Pfizer, Inc. ................................        1,841,337
         51,517  Verizon Communications, Inc. ................        1,895,826
                                                                ----------------
                                                                      9,338,194
                                                                ----------------
                 TOTAL INVESTMENTS - 98.6% ...................       22,678,788
                 (Cost $28,016,297) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.4% .....          310,931
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $    22,989,719
                                                                ================
--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) This security is fair valued in accordance with procedures adopted by the Registrant's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $588,546 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $5,926,055.


                See Notes to Quarterly Portfolio of Investments

GLOBAL DIVIDEND TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks:
    China.....................................  $     4,094,976  $            --  $     4,094,976  $            --
    Hong Kong.................................        1,652,141               --        1,652,141               --
    United Kingdom............................        7,593,477               --        7,593,477               --
    United States.............................        9,338,194        9,338,194               --               --
                                                ---------------  ---------------  ---------------  ---------------
       Total Common Stocks....................       22,678,788        9,338,194       13,340,594               --
                                                ---------------  ---------------  ---------------  ---------------
TOTAL INVESTMENTS.............................  $    22,678,788  $     9,338,194  $    13,340,594  $            --
                                                ===============  ===============  ===============  ===============


All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of September 30, 2011, the Portfolio transferred common stocks valued at $8,376,105 from Level 1 to Level 2 of the fair value hierarchy. The common stocks that transferred from Level 1 to Level 2 did so as a result of foreign equities that were valued based on quoted prices at December 31, 2010 that are now being fair valued using a factor provided by a pricing service due to the change in value between the foreign markets close and the NYSE close on September 30, 2011. See Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments.

INDUSTRY DIVERSIFICATION AS A PERCENTAGE OF NET ASSETS:

    Diversified Telecommunication Services                                 23.5%
    Commercial Banks                                                       15.3
    Food Products                                                           8.5
    Semiconductors & Semiconductor Equipment                                8.1
    Pharmaceuticals                                                         8.0
    Wireless Telecommunication Services                                     7.9
    Oil, Gas & Consumable Fuels                                             7.6
    Insurance                                                               6.9
    Aerospace & Defense                                                     6.3
    Capital Markets                                                         4.4
    Specialty Retail                                                        2.1
    Net Other Assets and Liabilities                                        1.4
                                                                          ------
                                                                          100.0%
                                                                          ======


                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 99.6%

                 AEROSPACE & DEFENSE - 5.3%
          6,955  Northrop Grumman Corp. ......................  $       362,773
                                                                ----------------

                 BIOTECHNOLOGY - 8.1%
          5,974  Biogen Idec, Inc. (b)........................          556,478
                                                                ----------------

                 CHEMICALS - 1.0%
            581  PPG Industries, Inc. ........................           41,053
            387  Sherwin-Williams (The) Co. ..................           28,762
                                                                ----------------
                                                                         69,815
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 0.3%
            538  FMC Technologies, Inc. (b)...................           20,229
                                                                ----------------

                 FOOD PRODUCTS - 1.4%
          1,361  Mead Johnson Nutrition Co. ..................           93,678
                                                                ----------------

                 HEALTH CARE EQUIPMENT & SUPPLIES - 5.3%
          2,340  C.R. Bard, Inc. .............................          204,843
          3,024  Varian Medical Systems, Inc. (b).............          157,732
                                                                ----------------
                                                                        362,575
                                                                ----------------

                 INSURANCE - 16.3%
          3,364  ACE Ltd. ....................................          203,858
         10,298  Berkshire Hathaway, Inc. (b).................          731,570
          3,027  Chubb Corp. .................................          181,590
                                                                ----------------
                                                                      1,117,018
                                                                ----------------

                 INTERNET & CATALOG RETAIL - 2.6%
          1,559  Netflix, Inc. (b)............................          176,416
                                                                ----------------

                 IT SERVICES - 3.6%
          4,668  Teradata Corp. (b)...........................          249,878
                                                                ----------------

                 MACHINERY - 1.7%
          2,766  Pall Corp. ..................................          117,278
                                                                ----------------

                 METALS & MINING - 1.5%
          3,346  Freeport-McMoRan Copper & Gold, Inc. ........          101,886
                                                                ----------------

                 MULTILINE RETAIL - 2.7%
          3,672  Family Dollar Stores, Inc. ..................          186,758
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 12.4%
         11,570  Exxon Mobil Corp. ...........................          840,329
            305  Newfield Exploration Co. (b).................           12,106
                                                                ----------------
                                                                        852,435
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.5%
         32,433  Texas Instruments, Inc. .....................          864,339
          7,225  Xilinx, Inc. ................................          198,254
                                                                ----------------
                                                                      1,062,593
                                                                ----------------

                 SPECIALTY RETAIL - 5.9%
          1,277  AutoZone, Inc. (b)...........................          407,606
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

S&P(R) TARGET 24 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 TOBACCO - 12.4%
            985  Lorillard, Inc. .............................  $       109,040
         11,951  Philip Morris International, Inc. ...........          745,503
                                                                ----------------
                                                                        854,543
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 3.6%
          1,648  W.W. Grainger, Inc. .........................          246,442
                                                                ----------------

                 TOTAL INVESTMENTS - 99.6% ...................        6,838,401
                 (Cost $7,303,808) (c)

                 NET OTHER ASSETS AND LIABILITIES - 0.4% .....           27,174
                                                                ----------------

                 NET ASSETS - 100.0% .........................  $     6,865,575
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $293,635 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $759,042.

VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     6,838,401  $     6,838,401  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.3%

                 COMPUTERS & PERIPHERALS - 15.2%
          1,171  Apple, Inc. (b)..............................  $       446,362
          7,656  SanDisk Corp. (b)............................          308,919
                                                                ----------------
                                                                        755,281
                                                                ----------------

                 INTERNET & CATALOG RETAIL - 18.9%
         20,333  Liberty Media Corp. - Interactive, Class A
                    (b).......................................          300,319
          1,911  Netflix, Inc. (b)............................          216,249
            940  priceline.com, Inc. (b)......................          422,492
                                                                ----------------
                                                                        939,060
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 16.2%
          3,844  Baidu, Inc., ADR (b).........................          410,962
         13,442  eBay, Inc. (b)...............................          396,405
                                                                ----------------
                                                                        807,367
                                                                ----------------

                 IT SERVICES - 6.5%
          5,139  Cognizant Technology Solutions Corp.,
                    Class A (b)...............................          322,215
                                                                ----------------

                 MACHINERY - 4.7%
          3,719  Joy Global, Inc. ............................          231,991
                                                                ----------------

                 MEDIA - 5.5%
         11,354  Virgin Media, Inc. ..........................          276,470
                                                                ----------------

                 MULTILINE RETAIL - 6.7%
          4,465  Dollar Tree, Inc. (b)........................          335,366
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.1%
         10,584  Altera Corp. ................................          333,714
          4,426  LAM Research Corp. (b).......................          168,099
                                                                ----------------
                                                                        501,813
                                                                ----------------

                 SPECIALTY RETAIL - 6.7%
          4,260  Ross Stores, Inc. ...........................          335,220
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 7.8%
          3,923  Millicom International Cellular S.A. ........          388,769
                                                                ----------------
                 TOTAL INVESTMENTS - 98.3% ...................        4,893,552
                 (Cost $5,313,379) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.7% .....           84,910
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     4,978,462
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $181,314 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $601,141.

ADR   American Depositary Receipt

                See Notes to Quarterly Portfolio of Investments

NASDAQ(R) TARGET 15 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     4,893,552  $     4,893,552  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 96.4%

                 AEROSPACE & DEFENSE - 1.8%
            901  Ceradyne, Inc. (b)...........................  $        24,228
          1,963  Northrop Grumman Corp. ......................          102,390
                                                                ----------------
                                                                        126,618
                                                                ----------------

                 AIR FREIGHT & LOGISTICS - 0.2%
          1,198  Park-Ohio Holdings Corp. (b).................           14,388
                                                                ----------------

                 AIRLINES - 0.3%
          3,941  US Airways Group, Inc. (b)...................           21,676
                                                                ----------------

                 AUTO COMPONENTS - 3.5%
          2,188  Autoliv, Inc. ...............................          106,118
          1,502  Tenneco, Inc. (b)............................           38,466
          2,970  TRW Automotive Holdings Corp. (b)............           97,208
                                                                ----------------
                                                                        241,792
                                                                ----------------

                 AUTOMOBILES - 6.1%
         38,001  Ford Motor Co. (b)...........................          367,469
            859  Honda Motor Co., Ltd., ADR ..................           25,040
            430  Toyota Motor Corp., ADR .....................           29,352
                                                                ----------------
                                                                        421,861
                                                                ----------------

                 BUILDING PRODUCTS - 1.0%
         10,013  Masco Corp. .................................           71,293
                                                                ----------------

                 CAPITAL MARKETS - 0.5%
            653  Deutsche Bank AG ............................           22,600
            800  Piper Jaffray Cos. (b).......................           14,344
                                                                ----------------
                                                                         36,944
                                                                ----------------

                 CHEMICALS - 1.0%
          1,103  Ashland, Inc. ...............................           48,687
            728  OM Group, Inc. (b)...........................           18,906
                                                                ----------------
                                                                         67,593
                                                                ----------------

                 COMMERCIAL BANKS - 5.0%
          3,210  Banco Santander S.A., ADR ...................           25,808
          2,056  Barclays PLC, ADR ...........................           20,108
          2,891  East West Bancorp, Inc. .....................           43,105
         12,689  F.N.B. Corp. ................................          108,745
          2,729  International Bancshares Corp. ..............           35,886
          6,262  Mitsubishi UFJ Financial Group, Inc., ADR ...           27,866
          8,815  Mizuho Financial Group, Inc., ADR ...........           25,123
          4,715  Sumitomo Mitsui Financial Group, Inc., ADR ..           25,791
            293  Westpac Banking Corp., ADR ..................           28,145
                                                                ----------------
                                                                        340,577
                                                                ----------------

                 COMMERCIAL SERVICES & SUPPLIES - 1.9%
            900  G&K Services, Inc. ..........................           22,986
          7,441  R.R. Donnelley & Sons Co. ...................          105,067
                                                                ----------------
                                                                        128,053
                                                                ----------------


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 COMMUNICATIONS EQUIPMENT - 1.0%
          1,171  Bel Fuse, Inc. ..............................  $        18,256
            713  Black Box Corp. .............................           15,223
          2,043  Finisar Corp. (b)............................           35,834
                                                                ----------------
                                                                         69,313
                                                                ----------------

                 CONSTRUCTION MATERIALS - 0.1%
          5,855  Headwaters, Inc. (b).........................            8,431
                                                                ----------------

                 CONTAINERS & PACKAGING - 0.4%
          2,819  Myers Industries, Inc. ......................           28,613
                                                                ----------------

                 DIVERSIFIED FINANCIAL SERVICES - 0.4%
          3,528  ING Groep N.V., ADR (b)......................           24,872
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 5.4%
          4,343  AT&T, Inc. ..................................          123,862
          2,751  Centurylink, Inc. ...........................           91,113
          2,365  China Unicom (Hong Kong), Ltd., ADR .........           48,246
          1,614  France Telecom S.A., ADR ....................           26,421
          1,921  General Communication, Inc. (b)..............           15,752
          1,508  Nippon Telegraph & Telephone Corp., ADR .....           36,117
          2,613  Telecom Italia SpA, ADR .....................           28,247
                                                                ----------------
                                                                        369,758
                                                                ----------------

                 ELECTRIC UTILITIES - 11.4%
          5,922  Cleco Corp. .................................          202,177
          3,286  Edison International ........................          125,689
          1,790  Entergy Corp. ...............................          118,659
          2,902  Great Plains Energy, Inc. ...................           56,009
          2,556  Korea Electric Power Corp., ADR .............           21,726
          4,028  NV Energy, Inc. .............................           59,252
          3,053  Pinnacle West Capital Corp. .................          131,096
          4,281  PNM Resources, Inc. .........................           70,337
                                                                ----------------
                                                                        784,945
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.0%
          1,651  Arrow Electronics, Inc. (b)..................           45,865
          1,563  Benchmark Electronics, Inc. (b)..............           20,334
          1,748  Electro Scientific Industries, Inc. (b)......           20,784
            654  Hitachi Ltd., ADR ...........................           32,321
          2,949  Ingram Micro, Inc. (b).......................           47,567
          2,446  Power-One, Inc. (b)..........................           11,007
          3,755  Vishay Intertechnology, Inc. (b).............           31,392
                                                                ----------------
                                                                        209,270
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 3.8%
            594  Bristow Group, Inc. .........................           25,203
          2,347  Exterran Holdings, Inc. (b)..................           22,813
          4,689  Helix Energy Solutions Group, Inc. (b).......           61,426
          3,131  Pioneer Drilling Co. (b).....................           22,481
          3,704  RPC, Inc. ...................................           60,449


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 ENERGY EQUIPMENT & SERVICES - (Continued)
            275  SEACOR Holdings, Inc. .......................  $        22,058
          1,224  Unit Corp. (b)...............................           45,190
                                                                ----------------
                                                                        259,620
                                                                ----------------

                 FOOD PRODUCTS - 0.8%
          2,680  Smithfield Foods, Inc. (b)...................           52,260
                                                                ----------------

                 HEALTH CARE PROVIDERS & SERVICES - 0.8%
            840  Amedisys, Inc. (b)...........................           12,449
          3,189  Cross Country Healthcare, Inc. (b)...........           13,330
          3,027  Kindred Healthcare, Inc. (b).................           26,093
                                                                ----------------
                                                                         51,872
                                                                ----------------

                 HOTELS, RESTAURANTS & LEISURE - 0.4%
          5,524  Boyd Gaming Corp. (b)........................           27,068
                                                                ----------------

                 HOUSEHOLD DURABLES - 3.7%
          2,455  American Greetings Corp. ....................           45,417
          5,514  Leggett & Platt, Inc. .......................          109,122
            967  Mohawk Industries, Inc. (b)..................           41,494
          2,404  Panasonic Corp., ADR ........................           22,886
            945  Sony Corp., ADR .............................           17,955
          6,578  Standard Pacific Corp. (b)...................           16,248
                                                                ----------------
                                                                        253,122
                                                                ----------------

                 INSURANCE - 5.7%
          3,987  Allstate Corp. ..............................           94,452
          1,737  American Financial Group, Inc. ..............           53,968
          3,981  Cincinnati Financial Corp. ..................          104,820
            445  Infinity Property & Casualty Corp. ..........           23,354
          1,980  Manulife Financial Corp. ....................           22,433
          2,090  Protective Life Corp. .......................           32,667
          1,242  Stancorp Financial Group, Inc. ..............           34,242
          1,121  Sun Life Financial, Inc. ....................           26,669
                                                                ----------------
                                                                        392,605
                                                                ----------------

                 INTERNET SOFTWARE & SERVICES - 0.3%
          4,217  United Online, Inc. .........................           22,055
                                                                ----------------

                 IT SERVICES - 0.6%
          4,285  Convergys Corp. (b)..........................           40,193
                                                                ----------------

                 LEISURE EQUIPMENT & PRODUCTS - 0.4%
          1,536  Jakks Pacific, Inc. .........................           29,107
                                                                ----------------

                 LIFE SCIENCES TOOLS & SERVICES - 0.4%
          5,624  Affymetrix, Inc. (b).........................           27,558
                                                                ----------------

                 MACHINERY - 3.8%
          2,104  NN, Inc. (b).................................           10,625
         13,120  Tata Motors Ltd., ADR .......................          201,786


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 MACHINERY - (Continued)
          2,154  Trinity Industries, Inc. ....................  $        46,117
                                                                ________________
                                                                        258,528
                                                                ________________

                 MEDIA - 1.4%
          2,759  E.W. Scripps Co. (b).........................           19,313
          1,896  Scholastic Corp. ............................           53,145
          1,225  Valassis Communications, Inc. (b)............           22,956
                                                                ----------------
                                                                         95,414
                                                                ----------------

                 METALS & MINING - 0.9%
            318  POSCO, ADR ..................................           24,171
          1,103  Reliance Steel & Aluminum Co. ...............           37,513
                                                                ----------------
                                                                         61,684
                                                                ----------------

                 MULTI-UTILITIES - 8.7%
          3,453  Alliant Energy Corp. ........................          133,562
          4,193  Black Hills Corp. ...........................          128,474
          2,595  Integrys Energy Group, Inc. .................          126,169
          2,800  MDU Resources Group, Inc. ...................           53,732
          7,219  NiSource, Inc. ..............................          154,342
                                                                ----------------
                                                                        596,279
                                                                ----------------

                 MULTILINE RETAIL - 0.9%
          1,440  Dillard's, Inc. .............................           62,611
                                                                ----------------

                 OIL, GAS & CONSUMABLE FUELS - 4.3%
          1,393  Chevron Corp. ...............................          128,880
          2,258  Comstock Resources, Inc. (b).................           34,909
            778  Eni S.p.A., ADR .............................           27,331
          1,613  Penn Virginia Corp. .........................            8,985
            927  Petroleo Brasileiro S.A., ADR ...............           20,811
          1,776  Plains Exploration & Production Co. (b)......           40,333
          1,220  Repsol YPF S.A., ADR ........................           32,037
                                                                ----------------
                                                                        293,286
                                                                ----------------

                 PAPER & FOREST PRODUCTS - 2.2%
          5,874  Louisiana-Pacific Corp. (b)..................           29,957
          4,833  MeadWestvaco Corp. ..........................          118,699
                                                                ----------------
                                                                        148,656
                                                                ----------------

                 PROFESSIONAL SERVICES - 0.5%
          1,494  CDI Corp. ...................................           15,956
          1,471  Kelly Services, Inc. ........................           16,769
                                                                ----------------
                                                                         32,725
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.0%
         11,561  Atmel Corp. (b)..............................           93,297
          3,095  Fairchild Semiconductor International, Inc.
                    (b).......................................           33,426
          2,513  Pericom Semiconductor Corp. (b)..............           18,621
          6,951  RF Micro Devices, Inc. (b)...................           44,069


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - (Continued)
          3,970  TriQuint Semiconductor, Inc. (b).............  $        19,930
                                                                ----------------
                                                                        209,343
                                                                ----------------

                 SPECIALTY RETAIL - 2.5%
            673  Group 1 Automotive, Inc. ....................           23,925
          2,077  Haverty Furniture Cos., Inc. ................           20,749
          1,980  Lithia Motors, Inc. .........................           28,472
          2,397  Pier 1 Imports, Inc. (b).....................           23,443
          4,455  Sally Beauty Holdings, Inc. (b)..............           73,953
                                                                ----------------
                                                                        170,542
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 3.9%
            978  Deckers Outdoor Corp. (b)....................           91,208
          1,649  Fossil, Inc. (b).............................          133,668
          1,765  Movado Group, Inc. ..........................           21,498
          1,021  Perry Ellis International, Inc. (b)..........           19,195
                                                                ----------------
                                                                        265,569
                                                                ----------------

                 THRIFTS & MORTGAGE FINANCE - 1.2%
          8,958  First Niagara Financial Group, Inc. .........           81,966
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 1.1%
          1,572  GATX Corp. ..................................           48,716
          1,512  United Rentals, Inc. (b).....................           25,462
                                                                ----------------
                                                                         74,178
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 2.1%
          8,941  MetroPCS Communications, Inc. (b)............           77,876
          1,948  NTT DoCoMo, Inc., ADR .......................           35,570
          1,535  Telephone & Data Systems, Inc. ..............           32,619
                                                                ----------------
                                                                        146,065
                                                                ----------------
                 TOTAL INVESTMENTS - 96.4% ...................        6,618,303
                 (Cost $8,507,365) (c)

                 NET OTHER ASSETS AND LIABILITIES - 3.6% .....          246,779
                                                                ----------------
                 NET ASSETS - 100.0% .........................  $     6,865,082
                                                                ================
--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $151,823 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,040,885.

ADR   American Depositary Receipt


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST TARGET FOCUS FOUR PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*..................................$.    6,618,303  $   6,618,303  $             --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - 98.4%

                 AIR FREIGHT & LOGISTICS - 0.8%
          4,542  Park-Ohio Holdings Corp. (b).................  $        54,549
                                                                ----------------

                 AIRLINES - 1.7%
         22,818  US Airways Group, Inc. (b)...................          125,499
                                                                ----------------

                 AUTO COMPONENTS - 15.6%
          9,158  Autoliv, Inc. ...............................          444,163
          8,691  Tenneco, Inc. (b)............................          222,576
         13,790  TRW Automotive Holdings Corp. (b)............          451,347
                                                                ----------------
                                                                      1,118,086
                                                                ----------------

                 AUTOMOBILES - 5.8%
         43,229  Ford Motor Co. (b)...........................          418,024
                                                                ----------------

                 COMMUNICATIONS EQUIPMENT - 2.9%
         11,805  Finisar Corp. (b)............................          207,060
                                                                ----------------

                 DIVERSIFIED TELECOMMUNICATION SERVICES - 0.8%
          7,278  General Communication, Inc. (b)..............           59,680
                                                                ----------------

                 ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.5%
         15,539  Power-One, Inc. (b)..........................           69,926
         21,748  Vishay Intertechnology, Inc. (b).............          181,813
                                                                ----------------
                                                                        251,739
                                                                ----------------

                 ENERGY EQUIPMENT & SERVICES - 4.9%
         21,445  RPC, Inc. ...................................          349,982
                                                                ----------------

                 MACHINERY - 5.9%
          7,967  NN, Inc. (b).................................           40,233
         25,005  Tata Motors Ltd., ADR .......................          384,577
                                                                ----------------
                                                                        424,810
                                                                ----------------

                 MEDIA - 1.9%
          7,085  Valassis Communications, Inc. (b)............          132,773
                                                                ----------------

                 MULTILINE RETAIL - 5.1%
          8,336  Dillard's, Inc. .............................          362,449
                                                                ----------------

                 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 14.6%
         59,414  Atmel Corp. (b)..............................          479,471
         17,934  Fairchild Semiconductor International, Inc.
                    (b).......................................          193,687
         40,232  RF Micro Devices, Inc. (b)...................          255,071
         22,959  TriQuint Semiconductor, Inc. (b).............          115,254
                                                                ----------------
                                                                      1,043,483
                                                                ----------------

                 SPECIALTY RETAIL - 8.3%
         16,926  Pier 1 Imports, Inc. (b).....................          165,536
         25,804  Sally Beauty Holdings, Inc. (b)..............          428,347
                                                                ----------------
                                                                        593,883
                                                                ----------------

                 TEXTILES, APPAREL & LUXURY GOODS - 18.2%
          5,669  Deckers Outdoor Corp. (b)....................          528,691


                See Notes to Quarterly Portfolio of Investments

VALUE LINE(R) TARGET 25 PORTFOLIO
PORTFOLIO OF INVESTMENTS (a) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


    SHARES                         DESCRIPTION                       VALUE
---------------  ---------------------------------------------  ----------------
COMMON STOCKS - (Continued)

                 TEXTILES, APPAREL & LUXURY GOODS - (Continued)
          9,545  Fossil, Inc. (b).............................  $       773,718
                                                                ----------------
                                                                      1,302,409
                                                                ----------------

                 TRADING COMPANIES & DISTRIBUTORS - 2.1%
          8,764  United Rentals, Inc. (b).....................          147,586
                                                                ----------------

                 WIRELESS TELECOMMUNICATION SERVICES - 6.3%
         51,772  MetroPCS Communications, Inc. (b)............          450,934
                                                                ----------------

                 TOTAL INVESTMENTS - 98.4% ...................        7,042,946
                 (Cost $9,591,462) (c)

                 NET OTHER ASSETS AND LIABILITIES - 1.6% .....          115,980
                                                                ----------------

                 NET ASSETS - 100.0% .........................  $     7,158,926
                                                                ================

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $397,291 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,945,807.

ADR   American Depositary Receipt


VALUATION INPUTS
A summary of the inputs used to value the Portfolio's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):


                                                                                      LEVEL 2          LEVEL 3
                                                     TOTAL           LEVEL 1        SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT          QUOTED         OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011         PRICES           INPUTS           INPUTS
                                                ---------------  ---------------  ---------------  ---------------
Common Stocks*................................  $     7,042,946  $     7,042,946  $            --  $            --
                                                ===============  ===============  ===============  ===============

* See Portfolio of Investments for industry breakout.


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2011 (UNAUDITED)


                       VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

First Defined Portfolio Fund, LLC (the "Registrant"), a non-diversified open-end management investment company, offers eight managed investment portfolios (each a "Portfolio," and collectively, the "Portfolios") as follows:

    Target Managed VIP Portfolio
    The Dow(R) DART 10 Portfolio
    The Dow(R) Target Dividend Portfolio
    Global Dividend Target 15 Portfolio
    S&P(R) Target 24 Portfolio
    NASDAQ(R) Target 15 Portfolio
    First Trust Target Focus Four Portfolio
    Value Line(R) Target 25 Portfolio

The net asset value ("NAV") of each Portfolio's Membership Interests (each an "Interest" and collectively, the "Interests") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Interest is calculated by dividing the value of all assets of a Portfolio (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid, and any borrowings of the Fund) by the total number of Interests outstanding.

Each Portfolio's investments are valued daily in accordance with valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). All securities and other assets of a Portfolio initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at the time of valuation. The following securities, for which accurate and reliable market quotations are readily available, will be valued as follows:

      Common stocks, and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities traded in the over-the-counter market are valued at their closing bid prices.

All market quotations used in valuing a Portfolio's securities will be obtained from a third party pricing service. If no quotation is received from a pricing service, attempts will be made to obtain one or more broker quotes for the security. In the event the pricing service does not provide a valuation, broker quotations are not readily available, or the valuations received are deemed unreliable, the Registrant's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value a Portfolio's securities. Additionally, if events occur after the close of the principal markets for certain securities (e.g., domestic debt and foreign securities) that could materially affect a Portfolio's NAV, First Trust will use a fair value method to value a Portfolio's securities. The use of fair value pricing is governed by valuation procedures adopted by the Registrant's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which a Portfolio might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which a Portfolio might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to the following:

      1) the type of security;

      2) the size of the holding;

      3) the initial cost of the security;

      4) transactions in comparable securities;

      5) price quotes from dealers and/or pricing services;

      6) relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8) an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2011 (UNAUDITED)


If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2) ADR trading of similar securities;

      3) closed-end fund trading of similar securities;

      4) foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6) factors relating to the event that precipitated the pricing problem;

      7) whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Portfolios are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar securities in active markets.

            o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value each Portfolio's investments as of September 30, 2011, is included with each Portfolio's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

C. FOREIGN CURRENCY:

The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ADDITIONAL INFORMATION

                       FIRST DEFINED PORTFOLIO FUND, LLC
                         SEPTEMBER 30, 2011 (UNAUDITED)

                             LICENSING INFORMATION

"Dow Jones Industrial Average(sm)," "DJIAsm," "The Dow Jones Select Dividend Index(sm)," "Dow Industrials(sm)," "The Dow(R)," "Dow 30(sm)," and "The Dow 10(sm)" are service marks or registered trademarks, as applicable, of CME Group Index Services LLC ("CME") and have been licensed for use for certain purposes by First Trust on behalf of the Registrant. None of the Portfolios, including, and in particular, Target Managed VIP Portfolio, The Dow(R) Target Dividend Portfolio, The Dow(R) DART 10 Portfolio and the First Trust Target Focus Four Portfolio, are endorsed, sold, or promoted by CME, and CME makes no representation regarding the advisability of investing in such products.

"The NASDAQ-100(R)", "NASDAQ-100 Index(R)", "NASDAQ Stock Market(R)" and "NASDAQ(R)" are registered trademarks of The Nasdaq OMX Group, Inc. (which with its affiliates are the "Corporations") and have been licensed for use by First Trust on behalf of the Registrant. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio have not been passed on by the Corporations as to their legality or suitability. The NASDAQ(R) Target 15 Portfolio and the Target Managed VIP Portfolio are not issued, endorsed, sponsored, managed, sold or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE REGISTRANT.

"Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500", "500",
S&P MidCap 400", "Standard & Poor's MidCap 400", "S&P SmallCap 600" and "Standard & Poor's SmallCap 600" are trademarks of Standard & Poor's Financial Services LLC and have been licensed for use by First Trust on behalf of the Registrant. The S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the S&P(R) Target 24 Portfolio, the Target Managed VIP Portfolio or the First Trust Target Focus Four Portfolio. Please see the Statement of Additional Information which sets forth certain additional disclaimers and limitations on behalf of Standard & Poor's.

"Value Line(R)", "The Value Line Investment Survey," and "Value Line Timeliness(TM) Ranking System" are trademarks of Value Line Securities, Inc. or Value Line Publishing, Inc. that have been licensed to First Trust on behalf of the Registrant. The Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio and the First Trust Target Focus Four Portfolio are not sponsored, recommended, sold or promoted by Value Line Publishing, Inc., Value Line, Inc. or Value Line Securities, Inc. ("Value Line"). Value Line makes no representation regarding the advisability of investing in the Target Managed VIP Portfolio, the Value Line(R) Target 25 Portfolio or the First Trust Target Focus Four Portfolio.

"NYSE(R)" and "NYSE International 100 Index(R)" are registered trademarks of NYSE Group, Inc. and have been licensed for use for certain purposes by First Trust. The First Trust Target Focus Four Portfolio, based in part on the NYSE International 100 Index(R), is not sponsored, endorsed, sold or promoted by NYSE Group, Inc. or any of its affiliates, and NYSE Group, Inc. and its affiliates make no representation regarding the advisability of investing in such product. NYSE Group, Inc. has no relationship to the First Trust Target Focus Four Portfolio or First Trust other than the licensing of NYSE International 100 Index(R) and its registered trademarks for use in connection with the First Trust Target Focus Four Portfolio.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  First Defined Portfolio Fund, LLC
              ----------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                           ---------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date: November 21, 2011
     ---------------------

* Print the name and title of each signing officer under his or her signature.